Goodwill (Details 1) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 4,245	$ 52	₨ 4,418
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill		4,245		4,418
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		997		997
Cash-generating units [member] | Global Generics-Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,483		1,396
Cash-generating units [member] | Global Generics-North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	631		631
Cash-generating units [member] | Global Generics-Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[2]	1,021		1,281
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 113		₨ 113

[1]	During the year ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to the Shreveport CGU. Refer to Note 12 (“Property plant and equipment”) of these consolidated financial statements for further details. Such goodwill was included as part of “Global Generics-North America Operations”.
[2]	During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.